Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - Warrant [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Contingent Interest Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	$ 32,865	$ 0	$ 0	$ 0
Initial fair value			0	32,865
Change in fair value	101,404	0	0
Derivative liabilities ending balance	134,269	0	0	32,865
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	359,099	2,239,184	0	2,239,184
Initial fair value			13,154,000	32,865
Change in fair value	655,847	(359,980)	(5,163,666)	(1,602,950)
Transfer of warrants			(5,751,150)	(310,000)
Ending Balance	1,014,946	1,879,204	2,239,184	359,099
Fair Value, Inputs, Level 3 [Member] | Contingent Interest Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	32,865	0	0	0
Initial fair value			0	32,865
Change in fair value	101,404	0	0
Transfer of warrants			0
Ending Balance	134,269	0	0	32,865
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	575,000	5,751,150	0	5,751,150
Initial fair value			10,109,000
Change in fair value	(57,500)	(1,612,300)	(4,357,850)	(5,176,150)
Derivative liabilities ending balance	517,500	4,138,850	5,751,150	575,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0	0	0
Initial fair value			10,109,000
Change in fair value			(4,357,850)
Transfer of warrants			(5,751,150)
Ending Balance			0	0
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	170,000	1,718,000	0	1,718,000
Initial fair value			3,014,000
Change in fair value	(31,000)	(482,000)	(1,296,000)	(1,548,000)
Derivative liabilities ending balance	139,000	1,236,000	1,718,000	170,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	1,718,000	0	1,718,000
Initial fair value			3,014,000
Change in fair value		(482,000)	(1,296,000)	(1,408,000)
Transfer of warrants			0	(310,000)
Ending Balance		1,236,000	1,718,000	0
Forward Purchase Units [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	326,234	521,184	0	521,184
Initial fair value			31,000
Change in fair value	554,443	122,020	490,184	(194,950)
Derivative liabilities ending balance	880,677	643,204	521,184	326,234
Forward Purchase Units [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	326,234	521,184	0	521,184
Initial fair value			31,000
Change in fair value	554,443	122,020	490,184	(194,950)
Transfer of warrants			0
Ending Balance	$ 880,677	$ 643,204	$ 521,184	$ 326,234